Other (expense) income	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Other (expense) income

Note 8	Other (expense) income

		THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	NOTE	2022	2021	2022	2021
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans		(81)	100	(6)	160
Equity (losses) gains from investments in associates and joint ventures
Loss on investment		(42)	(14)	(42)	(14)
Operations		12	(2)	3	(15)
Gains on investments		16	—	53	—
Gains (losses) on retirements and disposals of property, plant and equipment and intangible assets		2	(3)	(4)	(8)
Early debt redemption costs	10	—	—	(18)	(53)
Other		(4)	10	10	29
Total other (expense) income		(97)	91	(4)	99
Equity (loss) gain from investments in associates and joint ventures
We recorded a loss on investment of $42 million for the three and six months ended June 30, 2022 and a loss on investment of $14 million for the three and six months ended June 30, 2021, respectively, related to equity losses on our share of an obligation to repurchase at fair value the minority interest in one of BCE's joint ventures. The obligation is marked to market each reporting period and the gain or loss on investment is recorded as equity gains or losses from investments in associates and joint ventures.

Gains on investments
In Q2 2022, we recorded a gain on investment of $14 million for the three and six months ended June 30, 2022, related to an obligation to repurchase at fair value the minority interest in one of our subsidiaries.
On March 1, 2022, we completed the previously announced sale of our wholly-owned subsidiary 6362222 Canada Inc. (Createch). We recorded cash proceeds of $54 million and a gain on sale of $39 million (before tax expense of $2 million).
Our results for the three months ended June 30, 2021 included Createch revenue of $17 million and net earnings of $1 million. Our results for the six months ended June 30, 2022 and 2021 included Createch revenue of $10 million and $34 million and net earnings of nil and $1 million respectively.